Lease Liabilities - Disclosure of Detailed Information About Undiscounted Contractual Maturity of Lease Liabilities (Details) - NZD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020
Statement Line Items [Line Items]
Future minimum finance charges	$ 24,059	$ 25,831
Not Later than One Year [Member]
Statement Line Items [Line Items]
Future minimum finance charges	6,955	8,112
2 to 5 years Inclusive [member]
Statement Line Items [Line Items]
Future minimum finance charges	13,661	17,553
After 5 Years [member]
Statement Line Items [Line Items]
Future minimum finance charges	$ 936	$ 166